UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-03231

                             SEI LIQUID ASSET TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                           c/o SEI Investments Company
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

                                   COPIES TO:
                             Richard W. Grant, Esq.
                           Morgan, Lewis & Bockius LLP
                               1701 Market Street
                             Philadelphia, PA 19103

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                     DATE OF FISCAL YEAR END: JUNE 30, 2007

                    DATE OF REPORTING PERIOD: MARCH 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENTS (Unaudited)


Prime Obligation Fund
March 31, 2007

----------------------------------------------------------------
                                  Face Amount   Market Value
Description                      ($ Thousands) ($ Thousands)
----------------------------------------------------------------
COMMERCIAL PAPER+ -- 38.1%

FINANCIAL SERVICES -- 38.1%
  Charta LLC
    5.312%, 04/03/07                $20,000      $ 19,994
  Concord Minutemen Capital
    Corporation
    5.324%, 04/18/07                 20,000        19,950
  FCAR Owner Trust I
    5.339%, 07/09/07                 25,000        24,642
  FCAR Owner Trust II
    5.349%, 07/09/07                  8,000         7,885
  Giro Balanced Funding
    Corporation
    5.301%, 04/09/07                 25,000        24,971
  Giro Funding U.S. Corporation
    5.318%, 04/16/07                 25,000        24,945
  Grampian Funding LLC
    5.344%, 07/24/07                 25,000        24,588
  Greyhawk Funding LLC
    5.309%, 05/23/07                 20,000        19,849
  Klio II Funding Corporation
    5.316%, 04/17/07                 25,000        24,942
  Klio III Funding Corporation
    5.317%, 04/23/07                 15,000        14,952
  KKR Atlantic Funding
    Corporation
    5.324%, 04/27/07                 20,000        19,923
  Manhattan Asset Funding
    Company
    5.302%, 04/04/07                 25,000        24,989
  Millstone Funding Corporation
    5.317%, 04/25/07                 10,000         9,965
    5.318%, 05/25/07                 20,000        19,842
  New Center Asset Trust
    5.340%, 08/03/07                 10,000         9,821
  Rhineland Funding Capital
    Corporation
    5.413%, 05/12/07                 10,000         9,994
    5.361%, 04/03/07                  1,000         1,000
  Sunbelt Funding Corporation
    5.315%, 05/04/07                 15,000        14,928
    5.303%, 04/12/07                 14,156        14,133
                                                 ---------
Total Commercial Paper
  (Cost $331,313) ($ Thousands)                   331,313
                                                 ---------

CORPORATE OBLIGATIONS (A) -- 37.9%

BANKS -- 4.6%
  Comerica Bank
    5.320%, 04/12/07                 19,500        19,500
  National City Bank Cleveland
    5.315%, 06/18/07                 20,000        19,999
  Wachovia Corporation
    5.440%, 04/22/07                  1,000         1,000
                                                 ---------
                                                   40,499
                                                 ---------
FINANCIAL SERVICES -- 31.0%
  Atlas Capital Funding
    Corporation MTN (B)
    5.310%, 04/26/07                 10,000        10,000
  Atlas Capital Funding
    Corporation MTN  (B)
    5.310%, 04/15/07                 25,000        25,000

----------------------------------------------------------------
                                Face Amount    Market Value
Description                    ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
  Bear Stearns Company
    5.330%, 04/09/07                $20,000      $ 20,000
  Carrera Capital Finance (B)
    5.340%, 06/12/07                 10,000        10,000
    5.300%, 04/25/07                 20,000        20,000
  Cheyne Finance (B)
    5.313%, 06/25/07                 10,000         9,997
  JPMorgan Chase & Company
    5.300%, 04/11/07                 15,000        15,000
  K2 LLC (B)
    5.320%, 04/24/07                  7,000         6,999
  Liquid Funding Ltd. (B)
    5.325%, 07/10/07                 10,000         9,998
  Liquid Funding Ltd. (B)
    5.400%, 04/22/07                 25,000        24,999
  Morgan Stanley Asset Funding (C)
    5.588%, 04/01/07                 10,000        10,000
  Ormond Quay Funding LLC
    5.280%, 04/30/07                 12,500        12,498
  SLM MTN (B)
    5.330%, 04/20/07                 15,000        14,997
  Stanfield Victoria Funding
    LLC (B)
    5.320%, 06/20/07                 20,000        19,996
  Stanfield Victoria Funding
    LLC (B)
    5.325%, 06/27/07                 10,000         9,999
  Tango Finance Corporation (B)
    5.380%, 06/01/07                 25,000        25,002
  White Pine Finance LLC MTN (B)
    5.320%, 04/25/07                 25,000        25,000
                                                 ---------
                                                  269,485
                                                 ---------
INVESTMENT BANKERS/BROKER DEALERS -- 2.3%
  Goldman Sachs Group Incorporated
    5.380%, 04/13/07                 20,000        20,000
                                                 ---------
Total Corporate Obligations
  (Cost $329,984) ($ Thousands)                   329,984
                                                 ---------

CERTIFICATES OF DEPOSIT -- 13.2%

FINANCIAL SERVICES -- 13.2%
  Brahms Funding Corporation+
    5.324%, 04/25/07                 15,000        14,947
    5.313%, 04/11/07                 10,000         9,986
  Dakota Bancorp+
    5.324%, 05/14/07                 20,000        19,875
  Concord Minutemen Capital
    Corporation+
    5.312%, 04/05/07                 20,000        19,988
  Rhineland Funding Capital
    Corporation (A)
    5.340%, 08/14/07                 25,000        24,999
  Thornburg Mortgage Capital
    Resource+
    5.317%, 04/11/07                 25,000        24,963
                                                 ---------
Total Certificates of Deposit
  (Cost $114,758) ($ Thousands)                   114,758
                                                 ---------

INSURANCE FUNDING AGREEMENT -- 3.4%
  MetLife Funding Agreement (A) (C)
    5.430%, 04/15/07                 30,000        30,000
                                                 ---------
Total Insurance Funding Agreement
  (Cost $30,000) ($ Thousands)                     30,000
                                                 ---------

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                     SEI Liquid Asset Trust / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS (Unaudited)


Prime Obligation Fund
March 31, 2007

----------------------------------------------------------------
                                  Face Amount  Market Value
Description                      ($ Thousands) ($ Thousands)
----------------------------------------------------------------
REPURCHASE AGREEMENT (D) -- 7.2%
Citigroup, 5.35%, dated 03/30/07,
  to be repurchased on 04/02/07,
  repurchase price $62,747,963
  (collateralized by a U.S.
  Government Obligation, par value
  $63,930,000, 5.50%, total market
  value $63,977,344)                $62,720      $ 62,720
                                                 ---------
Total Repurchase Agreement
  (Cost $62,720) ($ Thousands)                     62,720
                                                 ---------

Total Investments -- 99.8%
  (Cost $868,775) ($ Thousands)++                $868,775
                                                 =========



Percentages are based on Net Assets of $870,258 ($ Thousands).
+  The rate reported is the effective yield at time of purchase.
++ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.
(A) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2007. The date shown is the earlier of the reset date or demand date.
(B) Securities sold within terms of a privateplacement memorandum, exempt from registration under rule 144A of the Securities Act of 1933, as amended and may be sold only to dealers in that program or other "accredited investors".
These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C) Security considered illiquid. The total value of these securities as of March 31, 2007 was $40,000 ($ Thousands) and represented 4.60% of Net Assets.
(D) Tri-Party Repurchase Agreement
LLC -- Limited Liability Company
Ltd. -- Limited
MTN -- Medium Term Note

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


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                     SEI Liquid Asset Trust / Quarterly Report / March 31, 2007

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                        SEI Liquid Asset Trust


By (Signature and Title)*                           /s/ Robert A. Nesher
                                                    --------------------------
                                                    Robert A. Nesher
                                                    President & CEO

Date: May 25, 2007



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*                           /s/ Robert A. Nesher
                                                    --------------------------
                                                    Robert A. Nesher
                                                    President & CEO

Date: May 25, 2007


By (Signature and Title)*                           /s/ Stephen F. Panner
                                                    --------------------------
                                                    Stephen F. Panner
                                                    Controller & CFO

Date: May 25, 2007

* Print the name and title of each signing officer under his or her signature.